Note 4 - Personnel Expenses, Including Share-based Compensation (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted	$ 19.51	$ 12.58
Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted	$ 1.96	$ 3.22
Options and RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	6 months 21 days	5 months 8 days
Kunlun Tech RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	11 months 15 days	9 months 14 days
Weighted average grant date fair value of RSUs granted	$ 1.96	$ 3.22
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted	$ 19.51	$ 12.58